Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
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C000096693
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,162	$ 14,497	$ 14,324	$ 14,137	$ 13,857	$ 13,845	$ 13,552	$ 13,818	$ 13,505	$ 13,558	$ 13,505	$ 13,163	$ 12,658	$ 12,844	$ 13,100	$ 13,271	$ 13,086	$ 13,011	$ 13,129	$ 13,024	$ 12,717	$ 12,924	$ 12,406	$ 12,558	$ 12,094	$ 11,805	$ 12,253	$ 12,453	$ 12,341	$ 12,863	$ 12,639	$ 12,950	$ 13,050	$ 13,311	$ 13,348	$ 13,013	$ 13,285	$ 13,174	$ 13,450	$ 13,314	$ 13,265	$ 13,327	$ 13,229	$ 13,069	$ 12,742	$ 12,632	$ 12,583	$ 12,305	$ 11,680	$ 11,888	$ 12,130	$ 11,959	$ 11,861	$ 11,727	$ 11,410	$ 11,080	$ 11,910	$ 12,252	$ 12,337	$ 12,212	$ 12,046	$ 11,915	$ 11,761	$ 11,749	$ 11,690	$ 11,394	$ 11,678	$ 11,465	$ 11,405	$ 11,322	$ 10,991	$ 11,283	$ 11,294	$ 11,395	$ 11,283	$ 11,294	$ 11,027	$ 11,016	$ 10,938	$ 10,705	$ 10,794	$ 10,927	$ 10,972	$ 10,983	$ 11,038	$ 10,949	$ 10,760	$ 10,883	$ 10,894	$ 10,883	$ 10,705	$ 10,382	$ 10,193	$ 9,892	$ 9,681	$ 9,648	$ 9,614	$ 9,848	$ 9,770	$ 9,759	$ 9,403	$ 9,447	$ 9,358	$ 9,236	$ 8,702	$ 8,646	$ 9,158	$ 9,347	$ 9,447	$ 8,802	$ 9,158	$ 9,792	$ 9,748	$ 9,881	$ 9,770	$ 9,625	$ 9,759	$ 9,291	$ 9,369	$ 9,514	$ 9,425
C000096695
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 13,926	14,265	14,116	13,933	13,665	13,652	13,385	13,652	13,357	13,399	13,371	13,033	12,541	12,738	12,997	13,179	12,997	12,934	13,059	12,962	12,668	12,875	12,365	12,528	12,073	11,791	12,244	12,457	12,351	12,882	12,656	12,989	13,097	13,363	13,403	13,072	13,351	13,258	13,550	13,417	13,377	13,457	13,364	13,205	12,879	12,773	12,734	12,473	11,837	12,062	12,300	12,142	12,049	11,916	11,599	11,281	12,128	12,486	12,578	12,479	12,298	12,181	12,038	12,025	11,973	11,675	11,986	11,766	11,714	11,636	11,299	11,605	11,618	11,740	11,630	11,642	11,385	11,373	11,299	11,066	11,164	11,311	11,373	11,373	11,446	11,360	11,176	11,311	11,324	11,324	11,140	10,809	10,625	10,306	10,098	10,074	10,049	10,294	10,221	10,221	9,853	9,902	9,816	9,694	9,130	9,081	9,632	9,841	9,951	9,277	9,657	10,331	10,294	10,429	10,319	10,184	10,319	9,841	9,926	10,086	10,000
C000214278
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,265	12,549	12,400	12,235	11,988	11,970	11,712	11,935	11,675	11,710	11,663	11,367	10,934	11,086	11,305	11,445	11,282	11,222	11,314	11,233	10,958	11,129	10,685	10,816	10,408	10,165	10,543	10,718	10,619	11,060	10,864	11,137	11,219	11,436	11,469	11,169	11,396	11,310	11,544	11,415	11,382	11,431	11,344	11,205	10,923	10,816	10,773	10,545	10,010	10,182	10,383	10,234	10,149	10,032	9,756	9,479	10,181	10,479	10,543	10,443	10,289	10,175	10,052	10,031
C000096697
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 15,377	15,735	15,550	15,342	15,031	15,009	14,698	14,979	14,637	14,681	14,637	14,249	13,704	13,910	14,172	14,363	14,158	14,069	14,199	14,083	13,753	13,968	13,408	13,577	13,063	12,757	13,234	13,455	13,331	13,890	13,629	13,973	14,080	14,354	14,395	14,022	14,308	14,199	14,499	14,335	14,294	14,356	14,247	14,071	13,716	13,594	13,540	13,253	12,578	12,794	13,049	12,861	12,753	12,606	12,257	11,908	12,794	13,170	13,250	13,125	12,930	12,787	12,618	12,606	12,528	12,216	12,515	12,281	12,216	12,112	11,761	12,068	12,080	12,190	12,068	12,080	11,788	11,764	11,691	11,436	11,533	11,679	11,715	11,727	11,788	11,691	11,484	11,618	11,618	11,606	11,411	11,071	10,864	10,535	10,316	10,280	10,243	10,487	10,401	10,389	10,012	10,061	9,951	9,830	9,246	9,185	9,745	9,939	10,049	9,355	9,732	10,401	10,353	10,499	10,377	10,219	10,353	9,866	9,939	10,097	10,000
C000096698
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,542,436	1,578,307	1,559,576	1,538,801	1,507,639	1,505,422	1,474,367	1,502,464	1,468,255	1,472,687	1,466,778	1,429,451	1,374,926	1,394,083	1,421,739	1,439,292	1,418,814	1,411,243	1,422,858	1,412,695	1,378,107	1,399,617	1,343,690	1,360,288	1,308,878	1,278,310	1,325,907	1,348,006	1,335,575	1,392,511	1,366,393	1,400,759	1,411,119	1,438,492	1,442,598	1,406,258	1,434,874	1,422,610	1,452,189	1,437,232	1,431,793	1,439,210	1,428,358	1,410,724	1,373,945	1,361,774	1,356,365	1,326,370	1,258,973	1,281,888	1,306,166	1,288,733	1,276,664	1,261,912	1,228,387	1,192,179	1,282,028	1,318,236	1,326,282	1,314,193	1,294,714	1,280,429	1,264,846	1,262,248	1,255,755	1,223,290	1,254,457	1,229,783	1,223,290	1,214,200	1,177,839	1,210,207	1,210,207	1,221,142	1,208,991	1,210,207	1,181,045	1,178,615	1,171,324	1,145,808	1,155,529	1,168,894	1,173,755	1,173,755	1,181,045	1,170,109	1,150,668	1,162,819	1,162,819	1,162,819	1,143,378	1,108,141	1,088,700	1,055,893	1,032,807	1,029,162	1,025,516	1,051,033	1,041,312	1,040,097	1,002,430	1,007,290	996,355	984,204	925,881	919,806	974,484	995,140	1,006,075	936,817	974,484	1,041,312	1,036,452	1,049,818	1,037,667	1,021,871	1,036,452	986,634	993,925	1,009,721	1,000,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 23,322	23,877	23,342	22,812	22,345	21,946	21,091	21,834	21,165	20,321	20,278	19,262	17,633	18,246	19,047	19,613	18,890	17,852	18,073	17,848	17,426	17,926	16,695	17,356	16,131	15,199	16,826	17,442	16,282	17,820	17,812	19,349	18,962	19,405	20,470	19,691	20,240	19,307	20,103	19,619	19,525	19,296	19,009	18,221	17,763	17,295	17,317	16,493	14,636	14,959	15,434	14,551	13,834	13,404	12,812	11,539	13,485	14,691	14,889	14,377	14,028	13,651	13,371	13,719	13,679	12,856	13,671	13,235	13,102	12,747	11,789	12,710	12,536	13,603	13,583	13,460	13,101	13,181	13,128	13,008	13,255	13,831	13,124	12,912	12,663	12,414	12,151	12,108	11,785	11,714	11,484	11,303	11,171	10,872	10,583	10,360	10,249	10,452	10,372	10,337	9,896	9,968	9,949	9,792	9,103	9,150	9,763	9,947	10,008	9,307	9,660	10,353	10,297	10,528	10,519	10,236	10,372	9,824	9,979	10,146	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 23,322	23,877	23,342	22,812	22,345	21,946	21,091	21,834	21,165	20,321	20,278	19,262	17,633	18,246	19,047	19,613	18,890	17,852	18,073	17,848	17,426	17,926	16,695	17,356	16,131	15,199	16,826	17,442	16,282	17,820	17,812	19,349	18,962	19,405	20,470	19,691	20,240	19,307	20,103	19,619	19,525	19,296	19,009	18,221	17,763	17,295	17,317	16,493	14,636	14,959	15,434	14,551	13,834	13,404	12,812	11,539	13,485	14,691	14,889	14,377	14,028	13,651	13,371	13,719	13,679	12,856	13,671	13,235	13,102	12,747	11,789	12,710	12,536	13,603	13,583	13,460	13,101	13,181	13,128	13,008	13,255	13,831	13,124	12,912	12,663	12,414	12,151	12,108	11,785	11,714	11,484	11,303	11,171	10,872	10,583	10,360	10,249	10,452	10,372	10,337	9,896	9,968	9,949	9,792	9,103	9,150	9,763	9,947	10,008	9,307	9,660	10,353	10,297	10,528	10,519	10,236	10,372	9,824	9,979	10,146	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 17,050	17,455	17,064	16,677	16,336	16,044	15,419	15,962	15,473	14,856	14,824	14,082	12,891	13,339	13,925	14,339	13,810	13,051	13,213	13,048	12,740	13,105	12,205	12,688	11,793	11,111	12,301	12,751	11,903	13,028	13,022	14,145	13,863	14,186	14,965	14,396	14,797	14,114	14,697	14,343	14,274	14,106	13,897	13,321	12,986	12,644	12,660	12,057	10,700	10,936	11,283	10,637	10,114	9,799	9,366	8,436	9,858	10,740	10,885	10,510	10,255	9,980	9,775	10,029
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 23,322	23,877	23,342	22,812	22,345	21,946	21,091	21,834	21,165	20,321	20,278	19,262	17,633	18,246	19,047	19,613	18,890	17,852	18,073	17,848	17,426	17,926	16,695	17,356	16,131	15,199	16,826	17,442	16,282	17,820	17,812	19,349	18,962	19,405	20,470	19,691	20,240	19,307	20,103	19,619	19,525	19,296	19,009	18,221	17,763	17,295	17,317	16,493	14,636	14,959	15,434	14,551	13,834	13,404	12,812	11,539	13,485	14,691	14,889	14,377	14,028	13,651	13,371	13,719	13,679	12,856	13,671	13,235	13,102	12,747	11,789	12,710	12,536	13,603	13,583	13,460	13,101	13,181	13,128	13,008	13,255	13,831	13,124	12,912	12,663	12,414	12,151	12,108	11,785	11,714	11,484	11,303	11,171	10,872	10,583	10,360	10,249	10,452	10,372	10,337	9,896	9,968	9,949	9,792	9,103	9,150	9,763	9,947	10,008	9,307	9,660	10,353	10,297	10,528	10,519	10,236	10,372	9,824	9,979	10,146	10,000
DWS Index: MSCI ACWI All Cap Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI All Cap Index
Account Value	$ 2,332,178	2,387,655	2,334,172	2,281,186	2,234,527	2,194,595	2,109,124	2,183,395	2,116,530	2,032,050	2,027,758	1,926,156	1,763,336	1,824,590	1,904,718	1,961,306	1,889,036	1,785,182	1,807,288	1,784,838	1,742,646	1,792,564	1,669,530	1,735,582	1,613,059	1,519,876	1,682,568	1,744,222	1,628,201	1,782,016	1,781,197	1,934,860	1,896,216	1,940,469	2,047,020	1,969,134	2,024,017	1,930,655	2,010,335	1,961,860	1,952,524	1,929,550	1,900,935	1,822,147	1,776,307	1,729,484	1,731,749	1,649,290	1,463,557	1,495,894	1,543,353	1,455,057	1,383,389	1,340,392	1,281,195	1,153,869	1,348,467	1,469,066	1,488,897	1,437,659	1,402,775	1,365,128	1,337,132	1,371,885	1,367,860	1,285,552	1,367,137	1,323,510	1,310,225	1,274,726	1,178,906	1,271,007	1,253,616	1,360,319	1,358,257	1,345,954	1,310,095	1,318,139	1,312,769	1,300,784	1,325,470	1,383,108	1,312,366	1,291,159	1,266,332	1,241,374	1,215,104	1,210,774	1,178,457	1,171,356	1,148,365	1,130,329	1,117,107	1,087,232	1,058,345	1,035,973	1,024,881	1,045,188	1,037,227	1,033,669	989,570	996,800	994,935	979,182	910,264	914,960	976,343	994,749	1,000,839	930,716	966,022	1,035,301	1,029,714	1,052,782	1,051,889	1,023,555	1,037,172	982,372	997,899	1,014,552	1,000,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,821	11,776	11,726	11,670	11,618	11,571	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,663	10,645	10,640	10,638	10,630	10,629	10,626	10,624	10,625	10,624	10,623	10,624	10,623	10,623	10,622	10,623	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,611	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,353	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,105	10,095	10,087	10,077	10,069	10,060	10,055	10,049	10,047	10,043	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,016	10,013	10,008	10,006	10,006	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,821	11,776	11,726	11,670	11,618	11,571	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,663	10,645	10,640	10,638	10,630	10,629	10,626	10,624	10,625	10,624	10,623	10,624	10,623	10,623	10,622	10,623	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,611	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,353	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,105	10,095	10,087	10,077	10,069	10,060	10,055	10,049	10,047	10,043	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,016	10,013	10,008	10,006	10,006	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 9,335	9,659	9,498	9,278	9,029	9,016	8,899	9,130	9,080	9,195	9,324	8,952	8,522	8,625	8,885	9,008	8,946	8,947	9,125	9,085	8,806	9,109	8,820	8,772	8,378	8,436	8,893	9,258	9,066	9,366	9,341	9,882	10,192	10,315	10,531	10,546	10,577	10,602	10,794	10,839	10,697	10,792	10,691	10,558	10,765	10,954	11,051	10,905	10,710	10,700	10,738	10,755	10,422	10,330	10,285	10,087	10,318	10,250	10,120	10,062	10,139	10,071	10,175	9,972
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,321	11,278	11,229	11,176	11,126	11,081	11,028	10,981	10,932	10,887	10,841	10,790	10,742	10,694	10,646	10,598	10,556	10,508	10,467	10,434	10,389	10,355	10,323	10,286	10,253	10,237	10,211	10,195	10,190	10,187	10,180	10,179	10,176	10,174	10,175	10,174	10,174	10,174	10,173	10,173	10,172	10,173	10,173	10,173	10,172	10,171	10,170	10,169	10,168	10,167	10,166	10,165	10,163	10,162	10,161	10,161	10,131	10,116	10,103	10,088	10,076	10,056	10,039	10,018
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 11,821	11,776	11,726	11,670	11,618	11,571	11,515	11,466	11,415	11,368	11,320	11,267	11,217	11,167	11,116	11,066	11,022	10,972	10,929	10,895	10,848	10,813	10,779	10,740	10,706	10,689	10,663	10,645	10,640	10,638	10,630	10,629	10,626	10,624	10,625	10,624	10,623	10,624	10,623	10,623	10,622	10,623	10,622	10,622	10,621	10,620	10,619	10,618	10,617	10,616	10,615	10,614	10,612	10,611	10,611	10,610	10,579	10,563	10,549	10,534	10,521	10,501	10,482	10,461	10,442	10,419	10,395	10,376	10,353	10,334	10,314	10,295	10,274	10,256	10,240	10,222	10,206	10,189	10,173	10,160	10,146	10,136	10,124	10,113	10,105	10,095	10,087	10,077	10,069	10,060	10,055	10,049	10,047	10,043	10,038	10,034	10,032	10,030	10,025	10,023	10,020	10,016	10,016	10,013	10,008	10,006	10,006	10,002	10,002	10,002	10,002	10,001	10,001	10,001	10,001	10,001	10,001	10,001	10,000	10,000	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 1,022,991	1,058,470	1,040,758	1,016,703	989,382	987,964	975,184	1,000,432	994,954	1,007,617	1,021,715	980,946	933,855	945,152	973,594	987,098	980,309	980,386	999,932	995,539	965,023	998,208	966,479	961,281	918,075	924,433	974,503	1,014,538	993,419	1,026,352	1,023,558	1,082,888	1,116,901	1,130,336	1,153,985	1,155,598	1,158,988	1,161,796	1,182,813	1,187,752	1,172,150	1,182,583	1,171,580	1,156,964	1,179,657	1,200,318	1,210,983	1,194,932	1,173,593	1,172,472	1,176,704	1,178,501	1,142,076	1,132,019	1,127,075	1,105,373	1,130,708	1,123,154	1,108,998	1,102,568	1,110,992	1,103,643	1,114,984	1,092,763	1,095,808	1,072,039	1,057,716	1,060,857	1,047,740	1,053,806	1,038,002	1,017,432	1,014,260	1,025,718	1,034,637	1,033,553	1,035,281	1,039,905	1,047,853	1,064,910	1,053,695	1,063,129	1,050,609	1,046,981	1,035,482	1,039,415	1,048,863	1,038,574	1,021,401	1,022,298	1,006,719	995,498	993,971	989,296	978,267	982,782	1,023,445	1,052,662	1,046,898	1,052,008	1,044,137	1,014,511	1,028,306	1,014,808	988,107	966,583	958,279	953,212	969,259	967,216	962,312	961,194	959,045	963,264	980,800	970,479	979,924	987,924	989,489	996,349	1,000,000
DWS Index: ICE BofA 3-Month U.S. Treasury Bill Index
Account Value [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index
Account Value	$ 1,182,117	$ 1,177,644	$ 1,172,557	$ 1,166,975	$ 1,161,771	$ 1,157,053	$ 1,151,527	$ 1,146,607	$ 1,141,481	$ 1,136,824	$ 1,131,987	$ 1,126,735	$ 1,121,699	$ 1,116,711	$ 1,111,617	$ 1,106,620	$ 1,102,231	$ 1,097,210	$ 1,092,930	$ 1,089,501	$ 1,084,835	$ 1,081,306	$ 1,077,930	$ 1,074,043	$ 1,070,591	$ 1,068,913	$ 1,066,260	$ 1,064,542	$ 1,063,997	$ 1,063,765	$ 1,063,033	$ 1,062,884	$ 1,062,556	$ 1,062,420	$ 1,062,468	$ 1,062,393	$ 1,062,322	$ 1,062,366	$ 1,062,308	$ 1,062,266	$ 1,062,212	$ 1,062,251	$ 1,062,229	$ 1,062,213	$ 1,062,136	$ 1,062,046	$ 1,061,946	$ 1,061,829	$ 1,061,735	$ 1,061,625	$ 1,061,499	$ 1,061,418	$ 1,061,208	$ 1,061,072	$ 1,061,055	$ 1,060,972	$ 1,057,882	$ 1,056,320	$ 1,054,911	$ 1,053,407	$ 1,052,095	$ 1,050,075	$ 1,048,244	$ 1,046,098	$ 1,044,204	$ 1,041,898	$ 1,039,526	$ 1,037,574	$ 1,035,263	$ 1,033,423	$ 1,031,390	$ 1,029,495	$ 1,027,387	$ 1,025,614	$ 1,024,041	$ 1,022,198	$ 1,020,599	$ 1,018,885	$ 1,017,332	$ 1,016,004	$ 1,014,582	$ 1,013,624	$ 1,012,415	$ 1,011,291	$ 1,010,451	$ 1,009,549	$ 1,008,685	$ 1,007,741	$ 1,006,884	$ 1,006,037	$ 1,005,529	$ 1,004,855	$ 1,004,681	$ 1,004,265	$ 1,003,821	$ 1,003,395	$ 1,003,220	$ 1,002,969	$ 1,002,475	$ 1,002,297	$ 1,002,007	$ 1,001,630	$ 1,001,552	$ 1,001,282	$ 1,000,824	$ 1,000,580	$ 1,000,550	$ 1,000,221	$ 1,000,162	$ 1,000,235	$ 1,000,210	$ 1,000,061	$ 1,000,107	$ 1,000,084	$ 1,000,075	$ 1,000,053	$ 1,000,052	$ 1,000,052	$ 1,000,020	$ 1,000,016	$ 1,000,000